Deferred Revenue - Deferred Revenue Disclosure (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Revenue Disclosure [Abstract]
Deferred revenue - beginning of year	¥ 1,083,249	¥ 897,288	¥ 308,384
Additions	28,513,918	24,344,226	19,339,153
Recognition	(28,297,224)	(24,158,265)	(18,750,249)
Deferred revenue - end of year	1,299,943	1,083,249	897,288
Less: Deferred revenue, current portion	(630,997)	(389,243)	(418,227)
Deferred revenue, non-current portion	¥ 668,946	¥ 694,006	¥ 479,061